Financial Risk Management - Undiscounted Liabilities by Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	€ 20,515	€ 27,194
Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	23,928	21,071
Between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	57,032	53,629
Over 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	7,743	9,590
Borrowings | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	2,500	7,520
Borrowings | Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	2,455	10,343
Borrowings | Between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	2,644	41,129
Lease liabilities | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	2,053	2,378
Lease liabilities | Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	2,212	2,147
Lease liabilities | Between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	6,637	6,394
Lease liabilities | Over 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	7,743	9,590
Deferred income | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	5,765	5,115
Deferred income | Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	19,261	8,581
Deferred income | Between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	47,751	6,106
Trade payables and other payables | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	€ 10,197	€ 12,181